UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-09425

Advantage Advisers Whistler Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Whistler Fund, L.L.C.

Financial Statements

For the Six Months Ended September 30, 2011
(Unaudited)

Advantage Advisers Whistler Fund, L.L.C.

Financial Statements

For the Six Months Ended September 30, 2011
 (Unaudited)

Advantage Advisers Whistler Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

September 30, 2011 (Unaudited)

Assets

Investments in investment funds, at fair value (cost $89,574,237)	$93,748,131
Cash and cash equivalents	8,614,174
Receivable from investment funds	2,552,092
Interest receivable	1,262
Other assets	11,134

Total assets	104,926,793

Liabilities

Withdrawals payable	705,915
Administration fees payable	88,253
Accounting and investor services fees payable	63,872
Custodian fees payable	7,200
Accrued expenses	139,434

Total liabilities	1,004,674

Members’ Capital	$103,922,119

Members’ Capital

Represented by:
Net capital contributions	$99,748,225
Net unrealized appreciation on investments	4,173,894

Members’ Capital	$103,922,119

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments (Unaudited)

Investment Fund****	First Acquisition Date	Cost	September 30, 2011 Fair value	% of Investment Fund held	% of Members’ Capital	First Available Redemption Date**	Liquidity***

Commodity Trading Advisor
Cipher Composite Fund Limited Partnership	03/01/2004	$3,256,165	$4,120,810	10.91%	3.96%	N/A	Monthly
Peak Select Partners, L.P.	06/01/2010	5,490,000	3,835,158	3.25	3.69	N/A	Monthly
Quantitative Global 1X Fund LLC	05/01/2009	5,200,000	5,167,146	9.35	4.97	N/A	Monthly
R.G. Niederhoffer Global Fund, L.P. I	09/01/2010	6,000,000	5,098,448	9.62	4.91	N/A	Monthly

Total Commodity Trading Advisor		19,946,165	18,221,562		17.53

Distressed Securities
Harbinger Class L Holdings (U.S.), LLC	01/01/2009	18,053	104,894	0.55	0.10	N/A	Quarterly*****
Harbinger Class PE Holdings (U.S.) Trust	01/01/2009	460,216	598,199	0.35	0.58	N/A	Quarterly*****
Mason Capital, L.P.	12/01/2009	4,410,000	5,209,957	0.25	5.01	N/A	Annually

Total Distressed Securities		4,888,269	5,913,050		5.69

Event Driven
Camulos Partners LP	11/01/2005	99,745	36,115	0.73	0.03	N/A	Quarterly*****
Camulos Partners LP - Side Pocket	05/01/2009	1,483,030	131,881	2.67	0.13	N/A	Quarterly*****
Castlerigg Partners, L.P. - Special Situation	01/01/2009	269,439	214,928	7.75	0.21	N/A	Quarterly*****
Gruss Global Investors (Enhanced), L.P.	05/01/2010	4,346,765	4,135,209	1.85	3.98	N/A	Quarterly
Owl Creek II, L.P.	02/01/2005	3,284,267	4,807,755	1.28	4.63	N/A	Annually*****
Owl Creek II, L.P. - Side Pocket	05/01/2009	735,989	811,056	0.71	0.78	N/A	Annually*****
Pinebank Catalyst Fund, LLC	10/01/2009	4,200,000	4,419,215	8.50	4.25	N/A	Monthly/Quarterly

Total Event Driven		14,419,235	14,556,159		14.01

Global Capital Markets Arbitrage
Aristeia Partners, L.P.	01/01/2001	3,876,670	6,297,375	2.34	6.06	N/A	Quarterly

Total Global Capital Markets Arbitrage		3,876,670	6,297,375		6.06

Global Macro
Balestra Capital Partners, L.P.	07/01/2010	5,100,000	4,945,407	0.56	4.76	N/A	Quarterly

Total Global Macro		5,100,000	4,945,407		4.76

Long/Short Equity
Artis Partners 2X (Institutional), L.P.	01/01/2002	2,720,863	4,721,356	1.34	4.54	N/A	Quarterly
Asian Century Quest Fund (QP), LP	05/01/2010	5,800,000	5,993,411	1.24	5.77	N/A	Quarterly*****
Bay II Resource Partners, L.P.	01/01/2010	2,274,059	2,140,952	0.22	2.06	N/A	Quarterly
Cobalt Partners, L.P.	03/01/2010	3,990,000	4,012,592	0.26	3.86	N/A	Semiannually
Ecofin General Partner Side Pocket	02/01/2009	407,244	313,329	7.58	0.30	N/A	Monthly*****
Kingdon Associates	07/01/2004	3,500,000	2,958,631	0.23	2.85	N/A	Quarterly
Scopia PX, LLC	11/01/2009	4,158,000	4,364,066	1.04	4.20	N/A	Monthly/Quarterly

Total Long/Short Equity		22,850,166	24,504,337		23.58

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments (Unaudited) (continued)

Investment Fund****	First Acquisition Date	Cost	September 30, 2011 Fair value	% of Investment Fund held	% of Members’ Capital	First Available Redemption Date**	Liquidity***

Multi-Strategy
Eos Partners, L.P.	10/01/1999	$826,934	$1,142,876	0.32%	1.10%	N/A	Annually*****
QVT Associates II Holdings Ltd.	12/01/2009	634,716	806,731	0.70	0.78	N/A	Quarterly*****
QVT Associates II LP	11/01/2006	3,644,393	4,348,971	0.68	4.18	N/A	Quarterly*****
Wexford Credit Opportunities Fund, L.P.	08/01/2011	4,000,000	3,614,891	3.29	3.48	09/30/2012	Quarterly*****

Total Multi-Strategy		9,106,043	9,913,469		9.54

Oil and Natural Gas
AAA Asset Management LP	05/01/2009	5,214,017	4,822,893	16.63	4.64	N/A	Monthly

Total Oil and Natural Gas		5,214,017	4,822,893		4.64

Reinsurance
Nephila Catastrophe Fund L.P.	06/01/2009	4,126,358	4,545,226	6.03	4.37	N/A	Quarterly*****
Nephila Q1 2011 Recovery Fund L.P.	04/01/2011	47,314	28,653	1.37	0.03	N/A	Quarterly*****

Total Reinsurance		4,173,672	4,573,879		4.40

Total		$89,574,237	$93,748,131		90.21%

Other assets, less liabilities*			10,173,988		9.79

Members’ Capital			$103,922,119		100.00%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments (Unaudited) (concluded)

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

Long/Short Equity	26.14%
Commodity Trading Advisor	19.44%
Event Driven	15.53%
Multi-Strategy	10.57%
Global Capital Markets Arbitrage	6.72%
Distressed Securities	6.31%
Global Macro	5.27%
Oil and Natural Gas	5.14%
Reinsurance	4.88%

*	Includes $8,614,174 held in a Bank of New York Mellon Account, which is 8.29% of members’ capital.

**	From original investment date.

***	Available frequency of redemptions after initial lock-up period.

N/A	Initial lock-up period has either expired on or prior to September 30, 2011 or Investment Fund did not have an initial lock-up period.

****	Detailed information about the Investment Funds’ portfolio is not available.

*****

As of September 30, 2011, this underlying Investment Fund has notified the Company of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity as it relates to a portion of or all of the Company’s interests in the Investment Fund.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statement of Operations

Six Months Ended September 30, 2011 (Unaudited)

Investment income
Interest	$1,262

Expenses
Administration fees	588,154
Audit and tax fees	71,044
Accounting and investor services fees	63,019
Legal fees	41,112
Board of Managers’ fees and expenses	29,831
Insurance expense	15,611
Printing expense	10,027
Custodian fees	1,991
Miscellaneous expenses	30,082

Total expenses	850,871

Net investment loss	(849,609)

Net realized and unrealized gain/(loss) on investments
Net realized gain on investments	2,369,387
Net change in unrealized gain/(loss) on investments	(10,355,052)

Net realized and unrealized gain/(loss) on investments	(7,985,665)

Net decrease in members’ capital resulting from operations	$(8,835,274)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total

MEMBERS’ CAPITAL, March 31, 2010	$—	$160,679,754	$160,679,754

From investment activities
Net investment loss	—	(2,112,005)	(2,112,005)
Net realized gain on investments	—	5,678,610	5,678,610
Net change in unrealized gain/(loss) on investments	—	(224,164)	(224,164)
Incentive allocation	57,529	(57,529)	—

Net increase in members’ capital derived from operations	57,529	3,284,912	3,342,441

Members’ capital transactions
Capital contributions	—	8,299,607	8,299,607
Capital withdrawals	(57,529)	(46,168,082)	(46,225,611)

Net decrease in members’ capital resulting from capital transactions	(57,529)	(37,868,475)	(37,926,004)

MEMBERS’ CAPITAL, March 31, 2011	$—	$126,096,191	$126,096,191

From investment activities
Net investment loss	—	(849,609)	(849,609)
Net realized gain on investments	—	2,369,387	2,369,387
Net change in unrealized gain/(loss) on investments	—	(10,355,052)	(10,355,052)

Net decrease in members’ capital resulting from operations	—	(8,835,274)	(8,835,274)

Members’ capital transactions
Capital contributions	—	3,234,000	3,234,000
Capital withdrawals	—	(16,572,798)	(16,572,798)

Net decrease in members’ capital resulting from capital transactions	—	(13,338,798)	(13,338,798)

MEMBERS’ CAPITAL September 30, 2011	$—	$103,922,119	$103,922,119

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statement of Cash Flows

Six Months Ended September 30, 2011 (Unaudited)

Cash flows from operating activities

Net decrease in members’ capital resulting from operations	$(8,835,274)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash provided by operating activities:
Net realized gain on investments	(2,369,387)
Net change in unrealized (gain)/loss on investments	10,355,052
Purchases of investment funds	(6,500,000)
Proceeds from withdrawals from investment funds	22,116,055
Decrease in receivable from investment funds	3,160,442
Increase in interest receivable	(1,243)
Decrease in other assets	32,908
Decrease in incentive allocation payable	(57,529)
Decrease in administration fees payable	(18,461)
Increase in accounting and investor services fees payable	2,637
Decrease in custodian fees payable	(1,300)
Decrease in accrued expenses	(51,737)

Net cash provided by operating activities	17,832,163

Cash flows from financing activities

Capital contributions	3,234,000
Capital withdrawals	(18,078,076)

Net cash used in financing activities	(14,844,076)

Net change in cash and cash equivalents	2,988,087
Cash and cash equivalents at beginning of period	5,626,087

Cash and cash equivalents at end of period	$8,614,174

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited)

1.	Organization

Advantage Advisers Whistler Fund, L.L.C. (the “Company”) was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company’s total performance to the equity and fixed income markets.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are currently six members of the Board of Managers. The Company’s investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the “Adviser”). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). The Adviser is responsible for managing the Company’s investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its hedge fund due diligence committee to oversee the Adviser’s investment decision making on behalf of the Company.

The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

Generally, except as provided under applicable law, persons who purchase interests (“Members”) shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member.

2.	Significant Accounting Policies

The Company’s financial statements have been prepared in accordance with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”). The preparation of financial statements in conformity with authoritative guidance requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation

Net asset value of the Company is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The Company’s investments in unregistered investment partnerships and in other registered investment companies (collectively, “Investment Funds”) are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Company’s investments in Investment Funds are carried at fair value. The units of account that are valued by the Company are its interest in Investment Funds and not the underlying holdings of such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Company’s valuation procedures require the Adviser to consider all relevant information available at the time the Company values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds’ compliance with authoritative guidance, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Board of Managers will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Investments).

During the six months ended September 30, 2011, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value, as described below.

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs including the fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or during the first quarter following the measurement date.

Level 3 — other significant unobservable inputs including the fair value of investments in Investment Funds that do not have the ability to redeem at net asset value as of the measurement date or during the first quarter following the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between levels during the six months ended September 30, 2011.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Company’s investments at fair value:

Description	Total Fair Value at September 30, 2011	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs

Commodity Trading Advisor	$18,221,562	$—	$18,221,562	$—
Distressed Securities	5,913,050	—	5,209,957	703,093
Event Driven	14,556,159	—	8,554,424	6,001,735
Global Capital Markets Arbitrage	6,297,375	—	6,297,375	—
Global Macro	4,945,407	—	4,945,407	—
Long/Short Equity	24,504,337	—	18,197,597	6,306,740
Multi-Strategy	9,913,469	—	—	9,913,469
Oil and Natural Gas	4,822,893	—	4,822,893	—
Reinsurance	4,573,879	—	4,573,879	—

Total Assets	$93,748,131	$—	$70,823,094	$22,925,037

Authoritative guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2011	Realized gain / (loss)	Change in unrealized appreciation / (depreciation)	Purchases	Sales	Transfers in and/or out of Level 3	Balance as of September 30, 2011

Distressed Securities	$838,552	$24,218	$(62,284)	$—	$(97,393)	$—	$703,093
Event Driven	9,705,924	(756,236)	(734,102)	—	(2,213,851)	—	6,001,735
Global Capital Markets Arbitrage	407,898	90,977	(79,130)	—	(419,745)	—	—
Long/Short Equity	6,557,595	(11,407)	(180,311)	—	(59,137)	—	6,306,740
Multi-Strategy	7,846,109	235,314	(907,190)	4,142,744	(1,403,508)	—	9,913,469

Total	$25,356,078	$(417,134)	$(1,963,017)	$4,142,744	$(4,193,634)	$—	$22,925,037

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2011 is $(1,883,887) and is reflected as part of net change in unrealized gain/(loss) on investments in Investment Funds on the Statement of Operations.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

The following is a summary of the investment strategies, their redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of September 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of September 30, 2011.

Commodity Trading Advisor

The Investment Funds in the commodity trading advisor strategy seek to achieve capital appreciation through trading of commodity and financial futures and forward contracts and related options thereon on U.S. and non-U.S. exchanges and markets. The Investment Funds within this strategy provide monthly liquidity and are generally subject to a 3 to 10 day redemption notice period and can be redeemed with no restrictions as of September 30, 2011.

Distressed Securities

The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 60 day redemption notice period. Investment Funds representing approximately 12 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 88 percent of the Investment Funds can be redeemed with no restrictions as of September 30, 2011.

Event Driven

The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy provide monthly to annual liquidity and are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 9 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 91 percent of the Investment Funds can be redeemed subject to a 25 percent gate (61 percent), and 30 percent can be redeemed with no restrictions as of September 30, 2011.

Global Capital Markets Arbitrage

The Investment Fund in the global capital markets arbitrage strategy focuses primarily on convertible arbitrage and debt, generally by utilizing a bottoms-up, value-oriented investment style. The Investment Fund within this strategy provides quarterly liquidity and is generally subject to a 60 day redemption notice period. The Investment Fund can be redeemed subject to a 12.5 percent gate as of September 30, 2011.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Global Macro

The Investment Fund in the global macro strategy seeks to achieve capital appreciation through investments based primarily on broad economic themes as well as based on social, political, psychological and other such factors. The Investment Fund within this strategy provides quarterly liquidity, generally subject to a 45 day redemption notice period. The Investment Fund can be redeemed with no restrictions as of September 30, 2011.

Long/Short Equity

The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy provide monthly to semi-annual liquidity and are generally subject to a 30 to 125 day redemption notice period. Investment Funds representing approximately 1 percent of the fair value of the investments in this strategy are side pocket investments. Of the remaining approximately 99 percent of the Investment Funds, 48 percent can be redeemed with no restrictions, and 51 percent can be redeemed subject to a 50 percent gate and a 2 percent redemption fee (24 percent) and a 20 percent gate (27 percent) as of September 30, 2011.

Multi-Strategy

The Investment Funds in multi-strategy seek to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 65 to 90 day redemption notice period. Investment Funds representing approximately 28 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 72 percent of the Investment Funds can be redeemed subject to a 10 percent gate (36 percent) and a 25 percent gate (36 percent) as of September 30, 2011.

Oil and Natural Gas

The Investment Fund in the oil and natural gas strategy seeks to achieve capital appreciation primarily through the speculative trading of commodity interests. The Investment Fund within this strategy provides monthly liquidity and is generally subject to a 15 day redemption notice period and can be redeemed subject to a 25 percent gate as of September 30, 2011.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Reinsurance

The Investment Funds in the reinsurance strategy are based on the investment return of various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to property insurance risk. The Investment Funds within this strategy provide quarterly liquidity and are generally subject to a 90 day redemption notice period. Investment Funds representing approximately 1 percent of the fair value of the investments in this strategy are illiquid investments. The remaining approximately 99 percent can be redeemed subject to a 25 percent gate as of September 30, 2011.

A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

b. Revenue and Expense Recognition

Investment transactions are recorded on a trade date basis. Interest income and expenses are recorded on the accrual basis. Realized gains and losses are accounted for on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption.

c. Cash and Cash Equivalents

The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At September 30, 2011, the Company held $8,614,174 in cash and cash equivalents at The Bank of New York Mellon.

d. Income Taxes

No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company’s income.

The Company has reclassified $2,112,005 from accumulated net investment loss and $5,678,610 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2011. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company’s Members and had no effect on members’ capital.

In accordance with authoritative guidance, management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2008-2011), and has concluded that no provision for income tax is required in the Company’s financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

d. Income Taxes (continued)

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the Statement of Operations. During the six months ended September 30, 2011, the Company did not incur any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company’s members’ capital, determined as of the beginning of the month.

Net profit or net losses of the Company for each fiscal period is allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account; as defined below) as of the last day of each fiscal period, in accordance with Members’ respective investment percentages for the fiscal period. The Special Advisory Account is a non-voting special account held by the Adviser solely for the purpose of receiving Incentive Allocation, as defined below. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an “Incentive Allocation”) shall be debited from the Member’s capital account (including the Adviser’s capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser’s status as the “Special Advisory Member” is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. For the period January 1, 2011 through September 30, 2011, there was no Incentive Allocation that would be credited to the special advisory account.

Each member of the Board of Managers (a “Manager”) who is not an “interested person” of the Company, as defined by the Act (collectively, the “Independent Managers”), receives an annual retainer of $6,000 plus a fee for each meeting attended. The lead Independent Manager and the chair of the audit committee receive a supplemental retainer of $3,000 and $1,500 per annum, respectively. Any Manager who is an “interested person” does not receive any annual or other fee from the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

The Bank of New York Mellon serves as custodian of the Company’s assets.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon AIS”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays BNY Mellon AIS a fee for these services, based primarily on the average members’ capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $1,000 for the six months ended September 30, 2011.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Investments

Aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2011, amounted to $6,500,000 and $22,116,055, respectively. At March 31, 2011, the cost of investments for Federal income tax purposes was estimated at $129,731,195. For Federal income tax purposes, at March 31, 2011, accumulated net unrealized depreciation on investments was $14,545,810 consisting of $7,388,797 gross unrealized appreciation and $21,934,607 gross unrealized depreciation.

Complete information about the underlying investments held by the Investment Funds is not readily available. Therefore it is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Company’s proportionate share exceeded 5% of the Company’s members’ capital at September 30, 2011.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. To meet its obligations associated with various liabilities, the Company generally redeems from its investments in Investment Funds. However, the Company’s investments in the investment funds may only be redeemed on a limited basis in accordance with the respective investment fund’s offering memorandum. As a result, the Company may not be able to liquidate some of its investments in a timely manner to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any particular Investment Fund.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

5.	Investments (continued)

In addition, the advisors of the underlying Investment Funds may, at their discretion, transfer a portion of the Company’s investment into share classes where liquidity terms are directed by the advisor in accordance with the respective Investment Fund’s offering memorandum, commonly referred to as side pocket share classes. These side pocket share classes may have restricted liquidity and prohibit the Company from fully liquidating its investments without delay. The Adviser attempts to determine the Investment Fund’s strategy on side pockets prior to making an allocation to the Investment Fund through its due diligence process. However, no assurance can be given on whether or not the Investment Fund will implement side pockets during the investment period. The advisors of the Investment Funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity which could impact the Company’s ability to meet shareholder redemptions. As of September 30, 2011, approximately $5,050,000 or 4.86% of members’ capital were considered illiquid by the Company.

During the six months ended September 30, 2011, certain of the Company’s Investment Funds had liquidity exposure related to the bankruptcy of Lehman Brothers Holdings, Inc. and its subsidiaries (“Lehman”). The exposure is based on estimates of the recovery value of the Investment Fund’s assets currently held at Lehman and/or amounts owed to the Investment Funds by Lehman. These estimates are based on information received from the majority, but not all, of the advisors, and the Company has no way of independently verifying or otherwise confirming the accuracy of the information provided. As a result, there can be no guarantee that such estimates are accurate. There is significant uncertainty with respect to the ultimate outcome of the Lehman insolvency proceedings and, therefore, the amounts ultimately recovered from Lehman could be different than such estimates. Based on the information received, the gross exposure to Lehman did not materially affect the Company’s members’ capital.

6.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company’s risk of loss is limited to the fair value of these investment funds as reported by the Company.

The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (continued)

7.	Financial Highlights

The following represents the ratios to average members’ capital and other supplemental information for the periods indicated:

	Six Months Ended September 30, 2011 (unaudited)

		Years Ended March 31,

		2011	2010	2009	2008	2007

Members’ capital, end of period (000s)	$103,922	$126,096	$160,680	$151,616	$230,668	$152,948
Ratio of net investment loss to average members’ capital*	(1.44%)	(1.41%)	(1.34%)	(1.40%)	(1.36%)	(1.46%)
Ratio of expenses to average members’ capital*	1.44%	1.41%	1.34%	1.44%	1.40%	1.58%
Ratio of incentive allocation to average members’ capital	0.00%	0.04%	0.05%	0.07%	1.29%	1.34%
Total return - gross**	(7.51%)	2.45%	18.03%	(22.69%)	7.48%	13.71%
Total return - net**	(7.51%)	2.40%	17.97%	(22.69%)	5.93%	12.30%
Portfolio turnover rate	6.17%	23.21%	46.48%	2.73%	18.24%	36.78%
Average debt ratio	0.00%	0.00%	0.00%	0.00%	0.52%	0.00%

*

The ratios do not include net investment income or expenses of the underlying Investment Funds. The ratios do not reflect the effect of the Incentive Allocation to the Special Advisory Account. An individual member’s ratios may vary from the above due to the Incentive Allocation, if applicable, and the timing of capital transactions. Ratios for periods less than a full year have been annualized.

**

Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Account, if any. Total return does not reflect the deduction of placement fees, if any, incurred when contributing to the Company. An individual member’s total return may vary from the above due to Incentive Allocation, if applicable, and the timing of capital transactions. Total return for periods less than a full year have not been annualized.

8.	New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation process in place and a description of the sensitivity of the fair value to changes in unobseravable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Company’s financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2011 (Unaudited) (concluded)

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events requiring additional disclosure in the financial statements through this date except as disclosed below:

The Company received initial and additional capital contributions from Members of $500,000.

Advantage Advisers Whistler Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.	Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Company’s policies and procedures with respect to the voting of proxies relating to the Company’s Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the SEC’s website at http://www.sec.gov.

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Supplement to confidential memorandum is available without charge, upon request, by calling Oppenheimer Asset Management, Inc. collect at (212) 667-4225.

Independent Managers

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Jesse H. Ausubel, 60 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10116 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present). Mr. Ausubel is a Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate.	2

Lawrence Becker, 56 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager	Indefinite; Since October 2003

Private investor in real estate investment management concerns. From February 2000 through June 2003, he was V.P.—Controller/Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a Managing Director—Controller/Treasurer of Oppenheimer Capital and its Quest for Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund, Inc. and The India Fund Inc.; Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate.

			2

James E. Buck, 75 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10116 Manager	Indefinite; since April 2003	Retired in 2002 as Senior Vice President and Corporate Secretary of the New York Stock Exchange, Inc. (the “Exchange”) and the subsidiaries of the Exchange, including the NYSE Foundation. Mr. Buck is a Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate.	2

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Luis Rubio, 56 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same (1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate; Director of Empresas Ica SA de CV, a Mexican construction company (since 2006).	2

Janet L. Schinderman, 60 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects. Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; Manager of Advantage Advisers Xanthus Fund L.L.C., which is an affiliate. Independent director for two registered investment companies advised by The Central Park Group.	2

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (continued)

Interested Manager

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Bryan McKigney,* 53, c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager, President, CEO	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and the Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Xanthus Fund, L.L.C., which is an affiliate.	2

Company Officers

In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 58 Chief Compliance Officer	Indefinite; Since March 18, 2005

Since February 2005, Mr. Beach has been the Chief Compliance Officer for Oppenheimer Asset Management Inc. Prior to that, he had his own law firm with a focus on mutual funds, Investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law during the period 1999 – 2001.

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers

Name, Age, Address (1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years

Vineet Bhalla, 51 Chief Financial Officer	Indefinite; Since July 27, 2005

Mr. Bhalla has been a Senior Director at Oppenheimer Asset Management Inc. since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Deborah Kaback, 60 Chief Legal Officer and Vice President	Indefinite; Since July 23, 2003

Ms. Kaback has been a Managing Director at Oppenheimer Asset Management Inc. since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Bryan McKigney, 53 President, CEO, and Manager	Indefinite term for President and CEO; Since September 23, 2004. Indefinite term for Manager; since December 1, 2004;

Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and the Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

* “Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)	The address of each officer is c/o Oppenheimer Asset Management, 125 Broad Street, 14th Floor, New York, New York 10004.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Whistler Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	December 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	December 7, 2011

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	December 7, 2011

* Print the name and title of each signing officer under his or her signature.